Summary of Significant Accounting Policies (Details) - Schedule of calculation of net loss per share - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	42,947,161		57,691,938
Warrants to purchase shares of Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	39,298,421		55,303,832
Restricted stock awards to purchase shares of Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	477,286		715,929
Restricted stock units to purchase shares of Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	3,171,454		1,672,177